Real Estate - Narrative (Details) $ in Thousands		1 Months Ended		3 Months Ended				6 Months Ended		12 Months Ended
	Aug. 05, 2026 property	Aug. 05, 2026 USD ($)	Jan. 31, 2026 USD ($) property	Jun. 30, 2026 USD ($) property	Mar. 31, 2026 USD ($) property	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026 USD ($) property	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 31, 2026 property
Real Estate [Line Items]
Cash paid								$ 295,808	$ 0
Property count | property				41				41
Loss (gain) upon change of control, net				$ 0		$ 0		$ 46,270	0
Termination fee					$ 2,500
Payments to acquire real estate										$ 125,000	$ 72,000
Gain (loss) on sales of real estate, net				3,884		0	$ (16,000)	3,884	0
Insurance receivables				1,308			$ 19,835	1,308		12,491	$ 19,835
Hurricane Milton damages
Real Estate [Line Items]
Insurance/casualty-related recoveries (charges)				6,000		$ (4,000)		6,000	$ 6,000
Insurance receivables				$ 1,000				$ 1,000		$ 12,000
Atlanta, Georgia | Subsequent Event
Real Estate [Line Items]
Property count | property					2
Florida | Subsequent Event
Real Estate [Line Items]
Property count | property					3
Seattle, Washington | Subsequent Event
Real Estate [Line Items]
Property count | property					1
ARIZONA | Subsequent Event
Real Estate [Line Items]
Property count | property												1
Senior Housing Properties
Real Estate [Line Items]
Number of assets to be sold | property				1
Proceeds from sale of property				$ 23,000
Gain (loss) on sales of real estate, net				$ 4,000
Senior Housing Properties | Atlanta, Georgia
Real Estate [Line Items]
Number of properties acquired | property					2
Payments to acquire real estate					$ 240,000
Senior Housing Properties | Atlanta, Georgia | Subsequent Event
Real Estate [Line Items]
Number of properties acquired | property	3
Payments to acquire real estate		$ 425,000
Senior Housing Properties | Florida
Real Estate [Line Items]
Number of properties acquired | property					3
Payments to acquire real estate					$ 121,000
Senior Housing Properties | Florida | Subsequent Event
Real Estate [Line Items]
Number of properties acquired | property	4
Payments to acquire real estate		190,000
Senior Housing Properties | NAPLES, FLORIDA | Subsequent Event
Real Estate [Line Items]
Number of properties acquired | property	1
Payments to acquire real estate		149,000
Senior Housing Properties | Seattle, Washington
Real Estate [Line Items]
Number of properties acquired | property				1	1
Payments to acquire real estate				$ 52,000	$ 41,000
Senior Housing Properties | ARIZONA
Real Estate [Line Items]
Number of properties acquired | property				1
Payments to acquire real estate				$ 52,000
Senior Housing Properties | Texas | Subsequent Event
Real Estate [Line Items]
Number of properties acquired | property	8
Payments to acquire real estate		150,000
Senior Housing Properties | KENTUCKY | Subsequent Event
Real Estate [Line Items]
Number of properties acquired | property	1
Payments to acquire real estate		50,000
Senior Housing Properties | COLORADO | Subsequent Event
Real Estate [Line Items]
Number of properties acquired | property	1
Payments to acquire real estate		$ 47,000
JV
Real Estate [Line Items]
Investment ownership			46.50%
Cash paid			$ 312,000
Loss (gain) upon change of control, net			$ 46,000
JV | Senior Housing Properties
Real Estate [Line Items]
Property count | property			19